Stockholders' Equity - Summary of Outstanding Stock Warrants (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	47,720,836
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	29,268,336
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.5
Class of warrant or rights expiration date	Sep. 14, 2027
Private warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	16,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.5
Class of warrant or rights expiration date	Sep. 14, 2027
PIPE Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	2,052,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 12.5
Class of warrant or rights expiration date	Sep. 14, 2027